Current and Long-Term Debt - Scotiabank credit facility (Details)	1 Months Ended
	Aug. 31, 2017 USD ($)	Jun. 30, 2016 USD ($) repayment_installment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jul. 02, 2013 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt outstanding			$ 2,767,193,000	$ 1,882,681,000
Scotiabank Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Number of equal consecutive quarterly installments | repayment_installment		12
Periodic borrowing payment amount		$ 600,000
Net debt to capitalization ratio		0.60
Consolidated tangible net worth		$ 1,000,000,000.0
Cumulative positive net income		25.00%
Net proceeds of equity issuance		50.00%
Minimum ratio for fair value of vessels		125.00%
Unscheduled repayment of borrowings	$ 2,200,000
Debt outstanding			$ 28,900,000	$ 32,200,000
EBITDA To Interest Expense Ratio - Period One [Member] | Scotiabank Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
EBITDA to interest expense ratio minimum		1.50
EBITDA To Interest Expense Ratio - Period Two [Member] | Scotiabank Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
EBITDA to interest expense ratio minimum		2.50
Consolidated Liquidity Requirement - Scenario One [Member] | Scotiabank Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount		$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | Scotiabank Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel		500,000
STI Rose [Member] | Vessels [member] | Scotiabank Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 33,300,000.0
STI Rose [Member] | Vessels [member] | 2013 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity					$ 525,000,000.0
London Interbank Offered Rate (LIBOR) [Member] | Scotiabank Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		1.50%